Acquisitions and Divestiture (Details) - Ballast Point Acquisition [Member] - Operating Segments [Member] - Beer [Member] $ in Millions	1 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 763.2
Other	14.0
Total estimated fair value	1,000.0
Less – cash acquired	(1.5)
Purchase price	998.5
Trademarks [Member]
Business Acquisition [Line Items]
Trademarks	$ 222.8